Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses		$ 41,854	$ 19,394
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, share issued (in shares)		22,287	3,575
Common stock, shares outstanding (in shares)	75,397	22,287	3,575
Undesignated Preferred Stock [Member]
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		10,000,000	10,000,000
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding		0	0
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		6,300	6,300
Preferred stock, shares issued (in shares)		6,300	6,300
Preferred stock, shares outstanding		6,300	6,300
Series C Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding	1,643	4,786	0